Statements of Stockholder's Deficit (Southwestern Montana Financial Center, Inc.) - Southwestern Montana Financial Center, Inc. [Member] - USD ($)	Common Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Stockholder's Deficiency [Member]
Beginning balance at Dec. 31, 2016		$ (38,071)	$ (38,071)
Beginning balance, shares at Dec. 31, 2016	20,000
Distributions		$ (60,425)	$ (60,425)
Net income (loss)		37,265	37,265
Ending balance at Dec. 31, 2017		$ (61,231)	$ (61,231)
Ending balance, shares at Dec. 31, 2017	20,000
Beginning balance at Dec. 31, 2017		$ (61,231)	$ (61,231)
Beginning balance, shares at Dec. 31, 2017	20,000
Distributions		$ (58,906)	$ (58,906)
Net income (loss)		80,471	80,471
Ending balance at Dec. 31, 2018		$ (39,666)	$ (39,666)
Ending balance, shares at Dec. 31, 2018	20,000
Ending balance at Dec. 31, 2018		$ (39,666)	$ (39,666)
Ending balance, shares at Dec. 31, 2018	20,000
Beginning balance at Dec. 31, 2018		$ (39,666)	$ (39,666)
Beginning balance, shares at Dec. 31, 2018	20,000